Monica J. Shilling, P.C. To Call Writer Directly: +1 310 552 4355 monica.shilling@kirkland.com	2049 Century Park East Los Angeles, CA 90067 United States +1 310 552 4200 www.kirkland.com	Facsimile: +1 310 552 5900

August 21, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:          Ares Strategic Income Fund

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing is a Registration Statement on Form N-14 under the Securities Act of 1933 (the “Securities Act”) in connection with the Fund’s offer to exchange its outstanding 6.350% Notes due 2029 for an equal aggregate principal amount of 6.350% Notes due 2029 that have been registered under the Securities Act.

Please direct any questions or comments to me at 310.552.4355 or monica.shilling@kirkland.com.

Very truly yours,

/s/ Monica J. Shilling
Monica J. Shilling

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